INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes
U.S. and foreign (loss) earnings before income taxes and noncontrolling interests are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
U.S.	$(74,360)	$269,267	$(141,519)
Foreign	46,054	36,304	10,725
Total	$(28,306)	$305,571	$(130,794)

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax (benefit) provision are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Current income tax provision (benefit):
Federal	$(1,117)	$(1,187)	$(29,754)
State	197	1,514	2,262
Foreign	3,201	4,108	(1,175)
Current income tax provision (benefit)	2,281	4,435	(28,667)

Deferred income tax (benefit) provision:
Federal	(51,952)	20,156	(118,744)
State	(10,645)	(7,272)	(6,755)
Foreign	(173)	(4,119)	(1,236)
Deferred income tax (benefit) provision	(62,770)	8,765	(126,735)
Income tax (benefit) provision	$(60,489)	$13,200	$(155,402)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2019	2018
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$201,766	$129,500
Stock-based compensation	62,566	64,776
Long-term lease liabilities	42,486	—
Tax credit carryforwards	38,066	34,065
Accrued expenses	12,911	17,577
Other	21,039	16,713
Total deferred tax assets	378,834	262,631
Less: valuation allowance	(92,990)	(86,778)
Net deferred tax assets	285,844	175,853

Deferred tax liabilities:
Investment in subsidiaries	(240,420)	(240,590)
Right-of-use assets	(29,654)	—
Intangible assets	(28,488)	(35,380)
Investment in Pinterest	—	(23,018)
Other	(31,534)	(14,120)
Total deferred tax liabilities	(330,096)	(313,108)
Net deferred tax liabilities	$(44,252)	$(137,255)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Income tax (benefit) provision at the federal statutory rate of 21% (35% for 2017)	$(5,944)	$64,170	$(45,778)
State income taxes, net of effect of federal tax benefit	(277)	5,188	(4,856)
Stock-based compensation	(56,871)	(39,326)	(75,895)
Non-deductible executive compensation	7,409	2,983	123
Change in valuation allowance on capital losses	(5,815)	(1,280)	(825)
Non-deductible expenses	5,460	1,727	5,211
Research credit	(5,105)	(3,167)	(4,593)
Withholding taxes	1,008	703	510
Deferred tax adjustment for enacted changes in tax laws and rates	(687)	(13,646)	(68,513)
Foreign income taxed at a different statutory tax rate	(672)	(866)	(6,087)
Transition tax	—	—	46,003
Other, net	1,005	(3,286)	(702)
Income tax (benefit) provision	$(60,489)	$13,200	$(155,402)

Schedule of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2019	2018	2017
	(In thousands)
Balance at January 1	$15,451	$14,528	$12,766
Additions based on tax positions related to the current year	2,781	1,455	1,399
Additions for tax positions of prior years	238	235	870
Expiration of applicable statutes of limitations	(410)	(767)	(507)
Balance at December 31	$18,060	$15,451	$14,528